Cash Distributions and Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2014
CASH DISTRIBUTIONS AND EARNINGS PER UNIT [Abstract]
Schedule of incentive distributions made to General Partners or Unitholders by distribution
		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution	Common	General
	Target Amount	Unitholders	Partner
Minimum Quarterly Distribution	$0.35	98%	2%
First Target Distribution	up to $0.4025	98%	2%
Second Target Distribution	above $0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $0.4375 up to $0.525	75%	25%
Thereafter	above $0.525	50%	50%

Schedule of earnings per unit, basic and diluted

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Net income	$74,853	$59,006	$95,898
Earnings attributable to:
Common unit holders	71,225	55,949	93,566
Weighted average units outstanding (basic and diluted)
Common unit holders	76,587,656	66,317,588	58,008,617
Earnings per unit (basic and diluted):
Common unit holders	$0.93	$0.84	$1.61
Earnings per unit — distributed (basic and diluted):
Common unit holders	$1.79	$1.82	$1.79
Loss per unit — undistributed (basic and diluted):
Common unit holders	$(0.86)	$(0.98)	$(0.18)